SCHEDULE OF WEIGHTED AVERAGE VALUATION ASSUMPTIONS (Details) - Share-Based Payment Arrangement, Option [Member]	12 Months Ended
Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term	5 years 4 months 20 days
Risk-free interest rate	3.81%
Dividend yield	0.00%
Volatility	50.42%